Common shares, preferred shares and other equity instruments - Schedule of Common Shares (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Disclosure of classes of share capital [line items]
Beginning Balance		$ 84,076		$ 78,571
Issued in relation to share-based payments, net	[1]	15		13
Ending Balance		$ 88,587		$ 84,076
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,244,435,686	[2]	1,214,044,420
Issued in relation to share-based payments, net (shares)		2,709,942		497,930
Issued in relation to the Shareholder Dividend and Share Purchase Plan (shares)	[3]			29,893,336
Repurchased for cancellation under the Normal Course Issuer Bid (shares)		(10,839,890)
Outstanding at end of year	[2]	1,236,305,738		1,244,435,686
Beginning Balance		$ 22,054		$ 20,109
Issued in relation to share-based payments, net		210		37
Issued in relation to the Shareholder Dividend and Share Purchase Plan	[3]			1,908
Repurchased for cancellation under the Normal Course Issuer Bid		(197)
Ending Balance		$ 22,067		$ 22,054

[1]	Represents amounts on account of share-based payments (refer to Note 25).
[2]	In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2025, the number of such shares bought was 30,855,084 and sold was 30,855,333 (2024 – 26,564,849 bought and 26,566,901 sold).
[3]	Effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and has discontinued issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.